Equity (Tables)	9 Months Ended
Sep. 30, 2026
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense
Share-based compensation expenses for equity-classified share options, restricted share units (“RSUs”) and performance-based restricted share units (“PSUs”), in the aggregate, were allocated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	(U.S. $ in thousands)		(U.S. $ in thousands)
Cost of revenues	$743	$819	$2,191	$2,273
Research and development, net	1,153	1,540	3,462	4,338
Selling, general and administrative	3,837	3,276	11,581	11,375
Total share-based compensation expenses	$5,733	$5,635	$17,234	$17,986

Schedule of stock option activity
A summary of the Company’s share option activity for the nine months ended September 30, 2026 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2026	1,224,196	$17.67
Forfeited	(60,550)	23.81
Options outstanding as of September 30, 2026	1,163,646	17.35
Options exercisable as of September 30, 2026	1,157,199	17.38

Schedule of RSUs and PSUs activity
A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2026 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2026	4,726,135	$10.84
Granted	2,547,478	9.48
Vested	(1,552,731)	11.00
Forfeited	(394,007)	10.62
Unvested as of September 30, 2026	5,326,875	10.16

Schedule of accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2026 and 2025, respectively:

	Nine Months Ended September 30, 2026
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balances as of January 1, 2026	$(624)	$(5,573)	$(6,197)
Other comprehensive income (loss) before reclassifications	3,664	(2,353)	1,311
Amounts reclassified from accumulated other comprehensive loss	(1,288)	—	(1,288)
Other comprehensive income (loss)	2,376	(2,353)	23
Balances as of September 30, 2026	$1,752	$(7,926)	$(6,174)

	Nine Months Ended September 30, 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balances as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(1,144)	6,466	5,322
Amounts reclassified from accumulated other comprehensive loss	(3,861)	—	(3,861)
Other comprehensive income (loss)	(5,005)	6,466	1,461
Balances as of September 30, 2025	$(98)	$(6,472)	$(6,570)